SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Furniture and fixtures | Minimum
Property and equipment
Estimated economic lives	3 years
Furniture and fixtures | Maximum
Property and equipment
Estimated economic lives	5 years
Research and development equipment | Minimum
Property and equipment
Estimated economic lives	3 years
Research and development equipment | Maximum
Property and equipment
Estimated economic lives	10 years
Production equipment | Minimum
Property and equipment
Estimated economic lives	3 years
Production equipment | Maximum
Property and equipment
Estimated economic lives	5 years
Tooling | Minimum
Property and equipment
Estimated economic lives	1 year 6 months
Tooling | Maximum
Property and equipment
Estimated economic lives	3 years
Computer equipment | Minimum
Property and equipment
Estimated economic lives	1 year
Computer equipment | Maximum
Property and equipment
Estimated economic lives	5 years
Software | Minimum
Property and equipment
Estimated economic lives	1 year
Software | Maximum
Property and equipment
Estimated economic lives	5 years
Office equipment | Minimum
Property and equipment
Estimated economic lives	3 years
Office equipment | Maximum
Property and equipment
Estimated economic lives	5 years